Goodwill - Impairment Testing (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 19,388	¥ 19,640
MINISO SG Pte. Ltd
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 19,388	¥ 19,640